Description of Business and Summary of Significant Accounting Policies (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Impaired Long-Lived Assets Held and Used [Line Items]
Intangible asset impairment	$ 571	$ 0
Impairment of long-lived assets	0	$ 0
Developed Technology [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Intangible asset impairment	415
Customer Relationships [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Intangible asset impairment	$ 156